Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash Flows from Operating Activities
Net Income		$ 1,059	$ 4,756	$ 1,306	$ 7,689
Adjustments to determine net cash flows provided by (used in) operating activities
Securities (gains), other than trading (Note 2)		(36)	(86)	(111)	(224)
Depreciation of premises and equipment		269	192	472	387
Depreciation of other assets		17	22	36	50
Amortization of intangible assets		280	147	443	297
Provision for (recovery of) credit losses (Note 3)		1,023	50	1,240	(49)
Deferred taxes		(21)	426	(69)	609
Net loss on divestitures		0	0	0	29
Changes in operating assets and liabilities:
Net (increase) decrease in trading securities		(7,211)	19,493	(11,015)	6,746
Change in derivative instruments – (increase) decrease in derivative asset		3,697	(12,221)	21,384	(9,003)
Change in derivative instruments – increase (decrease) in derivative liability		(4,688)	12,020	(20,683)	9,274
Net (increase) decrease in current tax asset		(235)	399	(696)	430
Net (decrease) in current tax liability		(171)	(120)	(390)	(162)
Change in accrued interest – (increase) in interest receivable		(383)	(436)	(639)	(380)
Change in accrued interest – increase in interest payable		799	181	1,989	110
Changes in other items and accruals, net		2,830	(681)	2,878	(6,683)
Net increase (decrease) in deposits		(8,611)	3,398	15,993	12,293
Net (increase) in loans		(9,665)	(16,112)	(9,856)	(37,742)
Net increase (decrease) in securities sold but not yet purchased		(341)	2,507	4,182	6,928
Net (decrease) in securities lent or sold under repurchase agreements		(3,575)	(11,569)	(4,646)	(2,715)
Net (increase) decrease in securities borrowed or purchased under resale agreements		1,200	10,730	(5,205)	2,180
Net (decrease) in securitization and structured entities' liabilities		(708)	(519)	(1,260)	(1,000)
Net Cash Provided by (Used in) Operating Activities		(24,471)	12,577	(4,647)	(10,936)
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		4,803	(29)	4,803	3,766
Proceeds from issuance of covered bonds		3,475	3,358	5,111	7,283
Redemption/buyback of covered bonds		(6,007)	0	(8,175)	(2,222)
Proceeds from issuance of subordinated debt		0	0	0	1,587
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)		0	749	648	749
Redemption of preferred shares (Note 5)		0	(600)	0	(600)
Net proceeds from issuance of common shares (Note 5)		20	3,080	3,318	3,097
Net proceeds from the sale (purchase) of treasury shares		(10)	(15)	1	(11)
Cash dividends and distributions paid		(634)	(617)	(1,305)	(1,363)
Repayment of lease liabilities		(96)	(79)	(167)	(136)
Net Cash Provided by Financing Activities		1,551	5,847	4,234	12,150
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(111)	977	435	905
Purchases of securities, other than trading		(12,024)	(12,598)	(27,451)	(65,923)
Maturities of securities, other than trading		5,247	5,057	9,926	12,248
Proceeds from sales of securities, other than trading		8,893	8,750	13,422	27,150
Premises and equipment – net (purchases)		(202)	(166)	(376)	(301)
Purchased and developed software – net (purchases)		(201)	(162)	(394)	(296)
Acquisitions (Note 12)	[1]	(14,910)	0	(14,952)	0
Net proceeds from divestitures		0	8	0	1,226
Net Cash Provided by (Used in) Investing Activities		(13,308)	1,866	(19,390)	(24,991)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		1,381	(127)	832	802
Net increase (decrease) in Cash and Cash Equivalents		(34,847)	20,163	(18,971)	(22,975)
Cash and Cash Equivalents at Beginning of Period		103,342	50,123	87,466	93,261
Cash and Cash Equivalents at End of Period		68,495	70,286	68,495	70,286
Net cash provided by operating activities includes:
Interest paid in the period	[2]	8,035	1,413	14,180	2,641
Income taxes paid in the period		657	446	1,983	991
Interest received in the period		12,403	4,676	23,158	9,494
Dividends received in the period		$ 628	$ 446	$ 1,079	$ 870

[1]	This amount is net of $3,583 million cash and cash equivalents acquired as part of the acquisitions. To mitigate changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualified for hedge accounting.
[2]	Includes dividends paid on securities sold but not yet purchased.